Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
In the normal course of business, AltaGas transacts with its subsidiaries, affiliates and joint ventures. Amounts due to or from related parties on the Consolidated Balance Sheets were measured at the exchange amount and were as follows:

As at	December 31, 2022	December 31, 2021
Due from related parties
Accounts receivable (a)	$1	$7
Due to related parties
Accounts payable (b)	$1	$7
(a)Receivables from affiliates.
(b)Payables to affiliates.

The following transactions with related parties have been recorded on the Consolidated Statements of Income for the years ended December 31, 2022 and 2021:

Year Ended December 31	2022	2021
Cost of sales (a)	$7	$6
(a)In the ordinary course of business, AltaGas obtained natural gas storage services from a joint venture.